CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares	Additional paid-in capital	Accumulated deficit	Accumulated Other Comprehensive (Loss) Income	Treasury Shares
Balance at Dec. 31, 2011	$ 59,104	$ 131	$ 84,383	$ (25,200)	$ (167)	$ (43)
Balance (in shares) at Dec. 31, 2011		31,368,888
Employee options exercised	650	1	649	0	0	0
Employee options exercised (in shares)		286,054
Stock-based compensation expense related to employees and non-employees	2,534	0	2,534	0	0	0
Accumulated other comprehensive loss	726	0	0	0	726	0
Dividend	(7,584)	0	0	(7,584)	0	0
Net loss	7,488	0	0	7,488	0	0
Balance at Dec. 31, 2012	62,918	132	87,566	(25,296)	559	(43)
Balance (in shares) at Dec. 31, 2012		31,654,942
Employee options exercised	1,996	5	1,991	0	0	0
Employee options exercised (in shares)		839,633
Stock-based compensation expense related to employees and non-employees	2,744	0	2,744	0	0	0
Accumulated other comprehensive loss	144	0	0	0	144	0
Dividend	(6,723)	0	0	(6,723)	0	0
Net loss	(4,160)	0	0	(4,160)	0	0
Balance at Dec. 31, 2013	56,919	137	92,301	(36,179)	703	(43)
Balance (in shares) at Dec. 31, 2013		32,494,575
Employee options exercised	1,745	3	1,742	0	0	0
Employee options exercised (in shares)		641,727
Stock-based compensation expense related to employees and non-employees	3,468	0	3,468	0	0	0
Accumulated other comprehensive loss	(1,075)	0	0	0	(1,075)	0
Net loss	(3,032)	0	0	(3,032)	0	0
Balance at Dec. 31, 2014	$ 58,025	$ 140	$ 97,511	$ (39,211)	$ (372)	$ (43)
Balance (in shares) at Dec. 31, 2014		33,136,302